Note 8 - Fair Value - Main Valuation Techniques Financial Instruments Liabilities - Significant Observable Inputs Used In Fair Value Measurement Of Liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 643,765,000,000	€ 623,814,000,000	€ 636,736,000,000
Financial Liabilities Held For Trading [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	62,541	57,573,000,000
Financial Liabilities Held For Trading [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	827	269,000,000
Financial Liabilities Held For Trading [Member] | Deposits [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	32,121	29,945,000,000
Financial Liabilities Held For Trading [Member] | Deposits [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 649	0
Financial Liabilities Held For Trading [Member] | Deposits [Member] | Total Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Present-value method (Discounted future cash flows)
Main Observable Inputs	- Interest rate yield - Funding interest rates observed in the market or in consensus services - Exchange rates
Main Unobservable Inputs	- Funding interest rates not observed in the market or in consensus services
Financial Liabilities Held For Trading [Member] | Derivatives [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 30,419	27,628,000,000
Financial Liabilities Held For Trading [Member] | Derivatives [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 175	€ 267,000,000
Financial Liabilities Held For Trading [Member] | Interest Rate Hedge [Member] | Total Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Interest rate products (Interest rate Swaps, call money Swaps y FRA): Discounted cash flows Caps/Floors: Black, Hull-White y SABR Bond options: Black Swaptions: Black, Hull-White y LGM Other Interest rate Options: Black, Hull-White y LGM Constant Maturity Swaps: SABR	Interest rate products (Interest rate Swaps, call money Swaps y FRA): Discounted cash flows Caps/Floors: Black, Hull-White y SABR Bond options: Black Swaptions: Black, Hull-White y LGM Other Interest rate Options: Black, Hull-White y LGM Constant Maturity Swaps: SABR
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Beta - Correlation between tenors - Interest rates volatility	- Beta - Correlation between tenors - Interest rates volatility
Financial Liabilities Held For Trading [Member] | Equity Hedge [Member] | Total Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Future and Equity forward: Discounted future cash flows Equity Options: Local volatility, momentum adjustment	Future and Equity forward: Discounted future cash flows Equity Options: Local volatility, momentum adjustment
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Volatility of volatility - Assets correlation	- Volatility of volatility - Assets correlation
Financial Liabilities Held For Trading [Member] | Foreign Exchange And Gold Hedge [Member] | Total Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local volatility, moments adjustment	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local volatility, moments adjustment
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Volatility of volatility - Assets correlation	- Volatility of volatility - Assets correlation
Financial Liabilities Held For Trading [Member] | Credit Hedge [Member] | Total Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Credit Derivatives: Default model and Gaussian copula	Credit Derivatives: Default model and Gaussian copula
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility	- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Financial Liabilities Held For Trading [Member] | Commodities Hedge [Member] | Total Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Commodities: Momentum adjustment and discounted cash flows	Commodities: Momentum adjustment and discounted cash flows
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Financial Liabilities Held For Trading [Member] | Short Positions [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 1
Financial Liabilities Held For Trading [Member] | Short Positions [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 2	€ 1,000,000
Financial Liabilities Held For Trading [Member] | Short Positions [Member] | Total Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Present-value method (Discounted future cash flows)	Present-value method (Discounted future cash flows)
Main Unobservable Inputs	- Prepayment rates - Issuer´s credit risk - Current market interest rates	- Correlation default - Credit spread - Recovery rates - Interest rate yield
Financial assets designated at fair value through profit or loss [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 9,984	€ 4,478,000,000
Financial assets designated at fair value through profit or loss [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 27	€ 2,515,000,000
Financial assets designated at fair value through profit or loss [Member] | Total Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Present-value method (Discounted future cash flows)	Present-value method (Discounted future cash flows)
Main Observable Inputs	- Prepayment rates - Issuer´s credit risk - Current market interest rates	- Prepayment rates - Issuer´s credit risk - Current market interest rates
Main Unobservable Inputs	- Prepayment rates - Issuer´s credit risk - Current market interest rates	- Prepayment rates - Issuer´s credit risk - Current market interest rates
Derivatives Hedge accounting [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 2,192	€ 2,454,000,000
Derivatives Hedge accounting [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 11	€ 3,000,000
Derivatives Hedge accounting [Member] | Interest Rate Hedge [Member] | Total Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Interest rate products (Interest rate Swaps, Call money Swaps y FRA): Discounted cash flows Caps/Floors: Black, Hull-White y SABR Bond options: Black Swaptions: Black, Hull-White y LGM Other Interest rate Options: Black, Hull-White y LGM Constant Maturity Swaps: SABR	Interest rate products (Interest rate Swaps, Call money Swaps y FRA): Discounted cash flows Caps/Floors: Black, Hull-White y SABR Bond options: Black Swaptions: Black, Hull-White y LGM Other Interest rate Options: Black, Hull-White y LGM Constant Maturity Swaps: SABR
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Beta - Implicit correlations between tenors - interest rates volatility	- Beta - Implicit correlations between tenors - interest rates volatility
Derivatives Hedge accounting [Member] | Equity Hedge [Member] | Total Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Future and Equity Forward: Discounted future cash flows Equity Options: Local volatility, momentum adjustment	Future and Equity Forward: Discounted future cash flows Equity Options: Local volatility, momentum adjustment
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos	- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Derivatives Hedge accounting [Member] | Foreign Exchange And Gold Hedge [Member] | Total Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local Volatility, moments adjustment	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local Volatility, moments adjustment
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Volatility of volatility - Implicit assets correlations - Long term implicit correlations	- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Derivatives Hedge accounting [Member] | Credit Hedge [Member] | Total Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Credit Derivatives: Default model and Gaussian copula	Credit Derivatives: Default model and Gaussian copula
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility	- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Derivatives Hedge accounting [Member] | Commodities Hedge [Member] | Total Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Commodities: Momentum adjustment and discounted cash flows	Commodities: Momentum adjustment and discounted cash flows
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations